Mineral Interests, Property and Equipment (Details) - Schedule of mineral interests, property and equipment - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
KSM [Member]
Additions
Balance	$ 502,015	[1]	$ 444,167	[2]
Mineral interests	39,985	[1]	27,607	[2]
Construction in progress	120,287	[1]	27,061	[2]
Property & equipment	43,177	[1]	3,080	[2]
Right-of-use assets	1,726	[1]	100	[2]
Total Additions	205,175	[1]	57,848	[2]
Balance	707,190	[1]	502,015	[2]
Courageous Lake [Member]
Additions
Balance	77,176		76,522
Mineral interests	823		654
Construction in progress
Property & equipment
Right-of-use assets
Total Additions	823		654
Balance	77,999		77,176
Iskut [Member]
Additions
Balance	41,779		37,949
Mineral interests	8,125		3,830
Construction in progress
Property & equipment
Right-of-use assets
Total Additions	8,125		3,830
Balance	49,904		41,779
Snowstorm [Member]
Additions
Balance	31,471		24,924
Mineral interests	3,091		6,547
Construction in progress
Property & equipment
Right-of-use assets
Total Additions	3,091		6,547
Balance	34,562		31,471
3 Aces [Member]
Additions
Balance	9,034		7,113
Mineral interests	3,045		1,921
Construction in progress
Property & equipment
Right-of-use assets
Total Additions	3,045		1,921
Balance	12,079		9,034
Grassy Mountain [Member]
Additions
Balance	771		771
Mineral interests
Construction in progress
Property & equipment
Right-of-use assets
Total Additions
Balance	771		771
Corporate [Member]
Additions
Balance	307		307
Mineral interests
Construction in progress
Property & equipment
Right-of-use assets	304
Total Additions	304
Balance	611		307
Total [Member]
Additions
Balance	662,553		591,753
Mineral interests	55,069		40,559
Construction in progress	120,287		27,061
Property & equipment	43,177		3,080
Right-of-use assets	2,030		100
Total Additions	220,563		70,800
Balance	$ 883,116		$ 662,553

[1]	Construction in progress additions at KSM includes $14.7 million of capitalized borrowing costs.
[2]	$3.9 million of costs related to the BCMETC audit (refer to Note 8) were reclassified from mineral interests to amounts receivable.